Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity.
Schedule of movements in shares outstanding

December 31, 2020 shares outstanding	57,587,563
Restricted Stock Units Transferred (Note 18.b)	17,878
Restricted Stock Unit withheld (a)	(4,042)
Cancellation of shares repurchased	(750,000)
December 31, 2021 shares outstanding	56,851,399
(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.

Summary of movements of treasury shares repurchased

The following table reflects the movements of treasury shares repurchased until December 31, 2021:

Number of
restricted
stock units
As at December 31, 2020	—
Repurchase	1,480,061
Transferred – RSU’s program	(124,745)
Cancelled	(750,000)
As at December 31, 2021	605,316